Changes in Capital Accounts	12 Months Ended
Dec. 31, 2019
Changes in Capital Accounts

8. Changes in Capital Accounts

(a) Issuance of Series C Preferred Stock: On May 30, 2017, the Company issued 100 shares of its then newly-designated Series C Preferred Stock, par value $0.01 per share, to DSI, in exchange for a reduction of $3,000 in the principal amount of the Company's then outstanding loan, as described above. The Series C Preferred Stock has no dividend or liquidation rights. The Series C Preferred Stock votes with the common shares of the Company, and each share of the Series C Preferred Stock entitles the holder thereof to up to 250,000 votes, subject to a cap such that the aggregate voting power of any holder of Series C Preferred Stock together with its affiliates does not exceed 49.0%, on all matters submitted to a vote of the stockholders of the Company. The issuance of shares of Series C Preferred Stock to DSI was approved by an independent committee of the Board of Directors of the Company, which received a fairness opinion from independent third parties that the transaction was fair from a financial point of view to the Company. As at December 31, 2019 and 2018, the 100 Series C Preferred Stock remained outstanding. Subsequent to the balance sheet date, the Company re-purchased from Diana Shipping Inc. the 100 Series C Preferred Shares for a purchase price of $1,500 and consequently cancelled them (Note 14 (j)).

(b) Receipt of NASDAQ Notices: On January 15, 2019, the Company announced that it has received written notification from The NASDAQ Stock Market LLC (“NASDAQ”) dated January 10, 2019, indicating that because the closing bid price of the Company's common stock for 30 consecutive business days was below the minimum $1.00 per share bid price requirement for continued listing on the NASDAQ Global Select Market, the Company was not in compliance with NASDAQ Listing Rule 5450(a)(1). The Company regained compliance on April 4, 2019, and thus cured this deficiency within the prescribed grace period.

On September 11, 2019, the Company announced that it has received written notification from The NASDAQ dated September 6, 2019, indicating that because the closing bid price of the Company's common stock for 30 consecutive business days was below the minimum $1.00 per share bid price requirement for continued listing on the NASDAQ Global Select Market, the Company was not in compliance with NASDAQ Listing Rule 5450(a)(1). The applicable grace period to regain compliance was until March 4, 2020. The Company, to cure this deficiency within the prescribed grace period, has initiated in January 2020 a Share Repurchase Program, as per the terms described under c) below and as discussed in Note 14 (a). Moreover, on March 6, 2020 the Company’s securities were transferred to Nasdaq Capital Market and the Company was granted an additional grace period of 180 days to cure the bid price deficiency (Note 14 (h)).

(c) Share Repurchase Program: On January 9, 2019, the Company had announced that its Board of Directors authorized a share repurchase program to purchase up to an aggregate of $6,000 of the Company’s common shares. The timing and amount of any repurchases would be determined by the Company’s management team and would depend on market conditions, capital allocation alternatives, applicable securities laws, and other factors. The Board of Directors’ authorization of the repurchase program was effective immediately and would expire on December 21, 2019. Common shares repurchased as part of this program would be cancelled by the Company. No shares had been repurchased under the specific program, which expired on December 21, 2019.

Subsequent to the balance sheet date, the Company’s Board of Directors re-authorized a share repurchase program to purchase up to an aggregate of $6,000 of the Company’s common shares and up to the date that these financial statements are issued, a number of common shares have been repurchased and cancelled by the Company (Note 14 (a)).

(d) Issuance of Series B Preferred Stock and Warrants to purchase Series B Preferred Stock: On March 21, 2017, the Company completed a registered direct offering of (i) 3,000 newly-designated Series B-1 convertible preferred shares, par value $0.01 per share, and common shares underlying such Series B-1 convertible preferred shares, and (ii) warrants to purchase 6,500 of Series B-1 convertible preferred shares, 6,500 of Series B-1 convertible preferred shares underlying such warrants, and common shares underlying such Series B-1 convertible preferred shares. Concurrently with the registered direct offering, the Company completed an offering of warrants to purchase 140,500 of Series B-2 convertible preferred shares in a private placement, in reliance on Regulation S under the Securities Act. The securities in the registered direct offering and private placement were issued and sold to Kalani Investments Limited (or “Kalani”), an entity not affiliated with the Company, pursuant to a Securities Purchase Agreement. In connection with the private placement, the Company entered into a Registration Rights Agreement with Kalani, pursuant to which the investor was granted certain registration rights with respect to the securities issued and sold in the private placement. The Series B convertible preferred shares were convertible at any time at the option of the holder into common shares based on specific terms of the agreements.

The Company in its assessment for the accounting of the Series B-1 and B-2 convertible preferred shares has taken into consideration ASC 480 "Distinguishing liabilities from equity" and determined that the preferred shares should be classified as equity instead of liability. The Company further analyzed key features of the preferred shares to determine whether these are more akin to equity or to debt and concluded that the Series B-1 and B-2 convertible preferred shares are equity-like. In its assessment, the Company identified certain embedded features, examined whether these fall under the definition of a derivative according to ASC 815 applicable guidance or whether certain of these features affected the classification. Derivative accounting was deemed inappropriate and thus no bifurcation of these features was performed. Upon exercise of the warrants, the holder was entitled to receive preferred shares. ASC 480 "Distinguishing liabilities from equity" requires that a warrant which contains an obligation that may require the issuer to redeem the shares in cash, be classified as a liability and accounted for at fair value. The Company determined that the fair value of the warrants at inception and at December 31, 2018, was immaterial. As at December 31, 2018, 100,010 warrants remained outstanding. On March 24, 2019, the Series B-2 Preferred Warrants that were exercisable for Series B-2 Preferred Shares expired, in accordance with their terms.

In 2019, 2018 and 2017, the Company received net equity proceeds, after deducting offering expenses payable by the Company, of $6,452, $17,413 and $31,989, respectively. In 2019, an aggregate of 6,470 preferred warrants were exercised for the sale of an equal number of preferred shares and in aggregate, 5,220 Series B convertible preferred shares were converted to 7,100,510 common shares, thus leaving 1,500 Series B convertible preferred shares outstanding as at December 31, 2019. [Part of the 1,500 outstanding shares were converted to common shares subsequent to the balance sheet date (Note 14 (b))]. In 2018, an aggregate of 17,490 preferred warrants were exercised for the sale of an equal number of preferred shares and in aggregate, 17,529 Series B convertible preferred shares were converted to 10,250,265 common shares, thus leaving 250 Series B convertible preferred shares outstanding as at December 31, 2018. In 2017, an aggregate of 32,500 Series B convertible preferred shares were issued, out of which 32,211 were converted to 4,049,733 common shares, thus leaving 289 Series B convertible preferred shares outstanding as at December 31, 2017.

(e) Compensation Cost on Restricted Common Stock: On February 9, 2018, the Company’s Board of Directors approved an amendment to the 2015 Equity Incentive Plan, to increase the aggregate number of shares issuable under the plan to 550,000 shares. On February 9, 2018, the Company issued 161,700 restricted common shares as an award to the executive management and the non-executive directors, pursuant to the Company’s Board of Directors’ decision of February 9, 2017. The fair value of the award was $380 and the number of shares issued was based on the share closing price of February 9, 2018. One third of the shares vested on February 9, 2018, and the remainder two thirds will vest ratably over two years from the issuance date. As at December 31, 2019, 388,300 restricted common shares remained reserved for issuance under the Plan.

Moreover, on February 15, 2018, the Company's Board of Directors approved a one-time award of restricted common stock, which was proposed by the Company's compensation committee, with an aggregate value of $5,000, to the Company's executive officers and non-executive directors, in recognition of the successful refinancing of the Company's RBS loan in 2017. In this respect, a number of 5,747,786 restricted shares were issued on February 15, 2019 and their number was defined based on the share closing price of February 15, 2019. One third of the shares vested on the issuance date and the remainder two thirds will vest ratably over two years from the issuance date. In 2018, a compensation cost of $1,464 was recognized in connection with the specific award and is included in General and administrative expenses in the accompanying consolidated statements of operations and in Other liabilities, non-current in the accompanying 2018 consolidated balance sheets, while in February 2019, upon the issuance of the shares, the respective amount has been reclassified from Other liabilities, non-current to Additional paid-in capital in the accompanying 2019 consolidated balance sheets.

During 2019, 2018 and 2017, aggregate compensation cost on restricted stock amounted to $1,791, $1,587 and $1,171 respectively, and is included in General and administrative expenses in the accompanying consolidated statements of operations. At December 31, 2019 and 2018, the total unrecognized compensation cost relating to restricted share awards was $1,889 and $3,680, respectively.

During 2019 and 2018, the movement of the restricted stock cost was as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2017	-	$-
Granted	161,700	2.35
Vested	(53,899)	2.35
Forfeited or expired	-	-
Outstanding at December 31, 2018	107,801	$2.35
Granted	5,747,786	0.87
Vested	(1,969,827)	0.91
Forfeited or expired	-	-
Outstanding at December 31, 2019	3,885,760	$0.89

As at December 31, 2019, the weighted-average period over which the total compensation cost related to non-vested awards, as presented above, is expected to be recognized, is 0.62 years.